Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings
A. Cash	€ 2,758	€ 2,500
B. Cash equivalents	5,496	6,913
C. Other current financial assets	10,553	5,705
D Liquidity (A+B+C)	18,807	15,118
E. Current financial debt	3,613	4,022
F. Current portion of non-current financial debt	1,415	1,618
G. Current financial indebtedness (E+F)	5,028	5,640
H. Net current financial indebtedness (G-D)	(13,779)	(9,478)
I. Non-current financial debt	9,058	7,388
J. Debt instruments	19,045	18,676
Total non-current financial liabilities	28,103	26,064
M. Total financial indebtedness (H+L)	14,324	16,586
Restricted cash	115	198
Lease liabilities	5,337	5,018	€ 5,648
Current portion of long-term lease liabilities
Borrowings
Lease liabilities	948	849	889
Long-term lease liabilities
Borrowings
Lease liabilities	4,389	4,169	€ 4,759
Joint operations
Borrowings
Lease liabilities	€ 1,684	€ 1,652